Sumitomo Transaction Agreement - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
		Mar. 31, 2021	Dec. 27, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2020	May 31, 2021	Dec. 31, 2019
Transaction Agreement [Line Items]
Gain (loss) on sale of stock transactions	[1]							$ (43,398)
Escrow amount		$ 75,000
Restricted cash		$ 86,632		$ 11,794		$ 11,794		86,045
Gain on termination of Sumitomo Options				0	$ 0	66,472	$ 0
Transition Services And Strategic Cooperation Agreement [Member]
Transaction Agreement [Line Items]
Transition and cooperation agreement billed amount,Net of amounts billed by sumitovant				$ 300	$ 400	600	$ 800
Asset Purchase Agreement [Member]
Transaction Agreement [Line Items]
Consideration received in cash									$ 5,000
Gain on termination of Sumitomo Options						66,500
Sumitomo [Member]
Transaction Agreement [Line Items]
Percentage of granted option to purchase ownership interest		75.00%	75.00%
Number of shares transferred										78,867,360
Gain (loss) on sale of stock transactions								2,000,000
Escrow amount			$ 75,000							$ 75,000
Restricted cash		$ 75,000								75,000
Sale Of Stock Consideration Cash Received On Transaction								$ 2,900,000		2,900,000
Stock offer to repurchase during period value of the proceeds received from transaction agreement						$ 1,000,000
Sumitomo [Member] | Employee [Member]
Transaction Agreement [Line Items]
Aggregate fair value of issued instruments to employees on transaction										39,100
Deferred compensation equity										24,800
Deferred compensation liability										14,300
Outstanding instruments vest based on the achievement of time-based, performance or liquidity event requirements		5,458,543		5,164,558	5,470,387	5,164,558	5,470,387	5,504,124
Sumitomo [Member] | Maximum
Transaction Agreement [Line Items]
Repurchase of RSL's equity securities approved amount										$ 1,000,000

[1]	Retroactively restated for the stock subdivision as described in Note 1.